Financial instruments - Maturity of derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 123,288	$ 105,120
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	6,679	7,114
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	35,551	17,057
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	40,130	28,864
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 40,928	$ 52,085